Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of accumulated balances other comprehensive income (Loss) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 843
Other comprehensive income before reclassifications	2,711
Amounts reclassified from accumulated other comprehensive income	(821)
Net current period other comprehensive income	1,890
Ending Balance	2,733
Unrealized Gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	452
Other comprehensive income before reclassifications	1,984
Amounts reclassified from accumulated other comprehensive income	(503)
Net current period other comprehensive income	1,481
Ending Balance	1,933
Unrealized Gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	9
Other comprehensive income before reclassifications	309
Amounts reclassified from accumulated other comprehensive income	(318)
Net current period other comprehensive income	(9)
Ending Balance	0
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	382
Other comprehensive income before reclassifications	418
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income	418
Ending Balance	$ 800